Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Maturity One [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Dec. 31, 2023	Jan. 31, 2023
Maturity Two [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Jan. 29, 2024	Jan. 02, 2023
Maturity Three [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Jan. 02, 2024	Jan. 10, 2023
Maturity Four [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Jan. 19, 2024	Jan. 16, 2023
Maturity Five [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Jan. 05, 2024	Jan. 25, 2023
Maturity Six [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Jan. 23, 2024
Bank Time Deposits [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Total	$ 18,437,333	$ 8,398,404
Bank Time Deposits [Member] | Maturity One [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %	5.00%	3.00%
Total	$ 17,231,789	$ 7,409,009
Bank Time Deposits [Member] | Maturity Two [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %	46.00%	14.00%
Total	$ 140,178	$ 695,250
Bank Time Deposits [Member] | Maturity Three [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %	43.00%	15.00%
Total	$ 147,306	$ 128,354
Bank Time Deposits [Member] | Maturity Four [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %	46.00%	15.00%
Total	$ 327,900	$ 106,962
Bank Time Deposits [Member] | Maturity Five [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %	43.00%	20.00%
Total	$ 28,089	$ 58,829
Bank Time Deposits [Member] | Maturity Six [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %	46.00%
Total	$ 562,071